                                THE GALAXY FUND
                                   ("GALAXY")

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                  GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
                              (THE "GALAXY FUNDS")

                         SUPPLEMENT DATED APRIL 1, 2003
          TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION.

    On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the Galaxy Funds' investment adviser and administrator, Colonial Management Associates, Inc. ("CMA"), the Galaxy Funds' pricing and bookkeeping agent, Stein Roe & Farnham Incorporated, Newport Pacific Management, Inc. ("NPMI") and Liberty Advisory Services Corp. merged into Columbia Management Advisers, Inc. ("Columbia"), a registered investment adviser. Each of FIA, CMA and the other merging companies was a registered investment adviser and advised various funds in the Galaxy, Liberty and/or Stein Roe families of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc., is the surviving company in these mergers and is now the investment adviser, administrator and pricing and bookkeeping agent for each of the Galaxy Funds.

    In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. ("NFMI"), a subsidiary of NPMI and a registered investment adviser that advised several funds in the Liberty family of funds, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the adviser to the funds previously advised by NFMI.

    The mergers will not change the way your Galaxy Fund is managed, the investment personnel assigned to manage your Galaxy Fund or the fees paid by your Galaxy Fund to Columbia.

GALINCM-SUP (4/1/03)

                                THE GALAXY FUND
                                   ("GALAXY")

                            GALAXY MONEY MARKET FUND
                      GALAXY GOVERNMENT MONEY MARKET FUND
                      GALAXY TAX-EXEMPT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                  GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
                 GALAXY NEW JERSEY MUNICIPAL MONEY MARKET FUND
                   GALAXY FLORIDA MUNICIPAL MONEY MARKET FUND
                              (THE "GALAXY FUNDS")

                         SUPPLEMENT DATED APRIL 1, 2003
          TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION.

    On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the Galaxy Funds' investment adviser and administrator, Colonial Management Associates, Inc. ("CMA"), the Galaxy Funds' pricing and bookkeeping agent, Stein Roe & Farnham Incorporated, Newport Pacific Management, Inc. ("NPMI") and Liberty Advisory Services Corp. merged into Columbia Management Advisers, Inc. ("Columbia"), a registered investment adviser. Each of FIA, CMA and the other merging companies was a registered investment adviser and advised various funds in the Galaxy, Liberty and/or Stein Roe families of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc., is the surviving company in these mergers and is now the investment adviser, administrator and pricing and bookkeeping agent for each of the Galaxy Funds.

    In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. ("NFMI"), a subsidiary of NPMI and a registered investment adviser that advised several funds in the Liberty family of funds, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the adviser to the funds previously advised by NFMI.

    The mergers will not change the way your Galaxy Fund is managed, the investment personnel assigned to manage your Galaxy Fund or the fees paid by your Galaxy Fund to Columbia.

GALMMCM-SUP (4/1/03)

                                THE GALAXY FUND
                                   ("GALAXY")

                             GALAXY PRIME RESERVES
                           GALAXY TAX-EXEMPT RESERVES
                           GALAXY GOVERNMENT RESERVES
                              (THE "GALAXY FUNDS")

                         SUPPLEMENT DATED APRIL 1, 2003
          TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 27, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION.

    On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the Galaxy Funds' investment adviser and administrator, Colonial Management Associates, Inc. ("CMA"), the Galaxy Funds' pricing and bookkeeping agent, Stein Roe & Farnham Incorporated, Newport Pacific Management, Inc. ("NPMI") and Liberty Advisory Services Corp. merged into Columbia Management Advisers, Inc. ("Columbia"), a registered investment adviser. Each of FIA, CMA and the other merging companies was a registered investment adviser and advised various funds in the Galaxy, Liberty and/or Stein Roe families of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc., is the surviving company in these mergers and is now the investment adviser, administrator and pricing and bookkeeping agent for each of the Galaxy Funds.

    In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. ("NFMI"), a subsidiary of NPMI and a registered investment adviser that advised several funds in the Liberty family of funds, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the adviser to the funds previously advised by NFMI.

    The mergers will not change the way your Galaxy Fund is managed, the investment personnel assigned to manage your Galaxy Fund or the fees paid by your Galaxy Fund to Columbia.

GALRFCM-SUP (4/1/03)